Securities Sold under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Securities Sold under Agreements to Repurchase

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Interbank market	63,631	125,788
Stock exchange market	54,457	66,353

Total	118,088	192,141

Maturing:
Within 30 days	117,928	192,141
After 90 days	160	—

Total	118,088	192,141